Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value

The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2019 and 2018.

	At March 31, 2019
	Level 1(1)	Level 2(1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,091,355	¥389,548	¥—	¥2,480,903
Equity instruments	281,030	5,758	—	286,788

Total trading assets	2,372,385	395,306	—	2,767,691

Derivative financial instruments:
Interest rate derivatives	68,942	1,939,591	212	2,008,745
Currency derivatives	22	1,286,614	274	1,286,910
Equity derivatives	33,802	25,579	4,236	63,617
Commodity derivatives	445	7,072	—	7,517
Credit derivatives	—	10,236	5,549	15,785

Total derivative financial instruments	103,211	3,269,092	10,271	3,382,574

Financial assets at fair value through profit or loss:
Debt instruments(2)	223,832	1,834,718	562,136	2,620,686
Equity instruments	1,810	209	18,711	20,730

Total financial assets at fair value through profit or loss	225,642	1,834,927	580,847	2,641,416

Investment securities at fair value through other comprehensive income:
Japanese government bonds	5,027,695	—	—	5,027,695
U.S. Treasury and other U.S. government agency bonds	4,426,635	—	—	4,426,635
Other debt instruments	646,806	3,232,085	—	3,878,891

Total debt instruments	10,101,136	3,232,085	—	13,333,221

Equity instruments	3,749,430	11,115	412,347	4,172,892

Total investment securities at fair value through other comprehensive income	13,850,566	3,243,200	412,347	17,506,113

Total	¥16,551,804	¥8,742,525	¥1,003,465	¥26,297,794

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,777,666	¥58,194	¥—	¥1,835,860
Equity instruments	66,896	95,938	—	162,834

Total trading liabilities	1,844,562	154,132	—	1,998,694

Derivative financial instruments:
Interest rate derivatives	49,170	1,775,883	—	1,825,053
Currency derivatives	—	1,112,769	9	1,112,778
Equity derivatives	59,166	37,004	—	96,170
Commodity derivatives	415	5,433	—	5,848
Credit derivatives	—	11,370	554	11,924

Total derivative financial instruments	108,751	2,942,459	563	3,051,773

Others(3)	—	(1,859)	(435)	(2,294)

Total	¥1,953,313	¥3,094,732	¥128	¥5,048,173

	At March 31, 2018
	Level 1(1)	Level 2(1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,424,460	¥416,688	¥—	¥2,841,148
Equity instruments	307,942	20,033	—	327,975

Total trading assets	2,732,402	436,721	—	3,169,123

Derivative financial instruments:
Interest rate derivatives(4)	38,760	2,033,894	—	2,072,654
Currency derivatives(4)	—	1,724,387	14	1,724,401
Equity derivatives	48,154	21,310	1,880	71,344
Commodity derivatives	402	6,114	—	6,516
Credit derivatives	—	7,382	4,667	12,049

Total derivative financial instruments	87,316	3,793,087	6,561	3,886,964

Financial assets at fair value through profit or loss:
Debt instruments	—	1,518,778	10,143	1,528,921
Equity instruments	541	153	18,057	18,751

Total financial assets at fair value through profit or loss	541	1,518,931	28,200	1,547,672

Available-for-sale financial assets:
Japanese government bonds	7,685,303	—	—	7,685,303
U.S. Treasury and other U.S. government agency bonds	3,246,646	—	—	3,246,646
Other debt instruments	700,500	2,650,103	154	3,350,757
Equity instruments(4)	4,307,274	797,166	844,352	5,948,792

Total available-for-sale financial assets	15,939,723	3,447,269	844,506	20,231,498

Others(5)	—	7,942	—	7,942

Total	¥18,759,982	¥9,203,950	¥879,267	¥28,843,199

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,948,602	¥60,109	¥—	¥2,008,711
Equity instruments	33,174	102,014	—	135,188

Total trading liabilities	1,981,776	162,123	—	2,143,899

Derivative financial instruments:
Interest rate derivatives(4)	30,760	1,947,673	—	1,978,433
Currency derivatives(4)	19	1,406,759	14	1,406,792
Equity derivatives	78,088	27,261	—	105,349
Commodity derivatives	464	4,484	—	4,948
Credit derivatives	—	8,043	422	8,465

Total derivative financial instruments	109,331	3,394,220	436	3,503,987

Others(5)	—	6,659	833	7,492

Total	¥2,091,107	¥3,563,002	¥1,269	¥5,655,378

(1)

Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2019 and 2018.

(2)

Since the adoption of IFRS 9, certain loans and advances, which were not carried at fair value and presented as “Loans and advances” in the consolidated statements of financial position under IAS 39 at March 31, 2018, are carried at fair value and presented as “Financial assets at fair value through profit or loss—Debt instruments.”

(3)

At March 31, 2019, derivatives embedded in financial liabilities are separately accounted for, but presented together with the host contract in the consolidated statement of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” below.

(4)

Interest rate derivatives and currency derivatives presented as derivative financial instruments (financial assets) include those at SMFL, which are reclassified as assets held for sale in the consolidated statement of financial position, of ¥533 million and ¥1,160 million, respectively. These derivative financial instruments are categorized within Level 2. Equity instruments which are presented as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale, of which ¥56,447 million, ¥5,225 million and ¥47,210 million are categorized within Level 1, Level 2 and Level 3, respectively. Interest rate derivatives and currency derivatives presented as derivative financial instruments (financial liabilities) include those at SMFL, which are reclassified as liabilities directly associated with the assets held for sale, of ¥5,401 million and ¥570 million, respectively. These derivative financial instruments are categorized within Level 2. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

(5)

At March 31, 2018, derivatives embedded in financial assets or liabilities are separately accounted for, but presented together with the host contract in the consolidated statement of financial position. In this table, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others, while the remaining are presented within the same category as the host contract. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as assets or liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” below.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value

The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2019 and 2018.

	At April 1, 2018(1)	Total gains (losses)		Purchases(2)	Sales(2)	Settlement(3)	Transfers into Level 3(4)	Transfers out of Level 3(4)	At March 31, 2019	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2019
		Included in profit or loss	Included in other comprehensive income
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥—	¥145	¥—	¥72	¥(5)	¥—	¥—	¥—	¥212	¥212
Currency derivatives—net	—	70	—	195	—	—	—	—	265	70
Equity derivatives—net	1,880	5,165	—	927	(3,736)	—	—	—	4,236	3,071
Credit derivatives—net	4,245	5,640	142	—	—	(5,032)	—	—	4,995	5,660

Total derivative financial instruments—net	6,125	11,020	142	1,194	(3,741)	(5,032)	—	—	9,708	9,013

Financial assets at fair value through profit or loss(5):
Debt instruments	536,357	(193)	24	256,214	(123,589)	(106,677)	—	—	562,136	819
Equity instruments	16,981	(1,734)	—	5,519	(709)	(672)	74	(748)	18,711	(2,037)

Total financial assets at fair value through profit or loss	553,338	(1,927)	24	261,733	(124,298)	(107,349)	74	(748)	580,847	(1,218)

Investment securities at fair value through other comprehensive income:
Debt instruments	154	—	—	—	—	—	—	(154)	—	—
Equity instruments	479,975	—	(43,355)	7,569	(8,804)	(21,088)	—	(1,950)	412,347	—

Total investment securities at fair value through other comprehensive income	480,129	—	(43,355)	7,569	(8,804)	(21,088)	—	(2,104)	412,347	—

Others(6)—liabilities:	(833)	1,226	—	—	—	—	42	—	435	1,159

Total	¥1,038,759	¥10,319	¥(43,189)	¥270,496	¥(136,843)	¥(133,469)	¥116	¥(2,852)	¥1,003,337	¥8,954

	At April 1, 2017	Total gains (losses)		Purchases	Sales	Settlement(7)	Transfers into Level 3(4)	Transfers out of Level 3(4)	At March 31, 2018	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2018
		Included in profit or loss	Included in other comprehensive income
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥2	¥(45)	¥—	¥43	¥—	¥—	¥—	¥—	¥—	¥—
Currency derivatives—net	1	(1)	—	—	—	—	—	—	—	(1)
Equity derivatives—net	1,327	1,106	—	474	(1,027)	—	—	—	1,880	1,499
Credit derivatives—net	2,731	8,103	(158)	—	—	(6,456)	25	—	4,245	8,103

Total derivative financial instruments—net	4,061	9,163	(158)	517	(1,027)	(6,456)	25	—	6,125	9,601

Financial assets at fair value through profit or loss:
Debt instruments	12,053	(1,731)	—	—	—	(149)	—	(30)	10,143	(1,731)
Equity instruments	14,286	378	—	4,915	(648)	(102)	—	(772)	18,057	109

Total financial assets at fair value through profit or loss	26,339	(1,353)	—	4,915	(648)	(251)	—	(802)	28,200	(1,622)

Available-for-sale financial assets(5):
Debt instruments	526	1,600	(13)	—	(1,613)	(346)	—	—	154	(13)
Equity instruments(8)	836,252	(3,612)	46,367	68,241	(8,480)	(73,897)	624	(21,143)	844,352	(6,380)

Total available-for-sale financial assets	836,778	(2,012)	46,354	68,241	(10,093)	(74,243)	624	(21,143)	844,506	(6,393)

Others(6)—liabilities:	303	(812)	—	—	—	—	(324)	—	(833)	(856)

Total	¥867,481	¥4,986	¥46,196	¥73,673	¥(11,768)	¥(80,950)	¥325	¥(21,945)	¥877,998	¥730

(1)	Changes arising from reclassification and any associated remeasurement have been made to reflect the adoption of IFRS 9.
(2)

Purchases and sales of debt instruments at fair value through profit or loss mainly include those of loans and advances which are held within a business model whose objective is not to hold those assets to collect contractual cash flows, but to hold those assets for sale.

(3)

For the fiscal year ended March 31, 2019, settlements for equity instruments include redemption of preferred stocks, receipt of cash distributions which represent a return of equity instruments. Settlements also include reclassification from debt instruments at fair value through profit or loss and equity instruments at fair value through other comprehensive income to investments in joint ventures as a result of applying the equity method for SMFL.

(4)

Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal years ended March 31, 2019 and 2018, transfers out of Level 3 amounted to ¥2,852 million and ¥21,945 million, respectively. These transfers out of Level 3 are primarily due to an increase in observability of certain private equity investments.

(5)

Financial assets which do not meet the conditions for SPPI, such as investment funds, classified as available-for-sale financial assets under IAS 39, are classified as financial assets at fair value through profit or loss under IFRS 9.

(6)

Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(7)

For the fiscal year ended March 31, 2018, settlements for equity instruments include redemption of preferred stocks, receipt of cash distributions which represent a return of investment, and reclassification from available-for-sale equity instruments under IAS 39 to investments in associates and joint ventures as a result of applying the equity method.

(8)	Equity instruments which are presented as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale in the consolidated statement of financial position.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities

The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2019 and 2018 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2019	2018	2019	2018
	(In millions)
Net interest income	¥2,357	¥1,273	¥2,113	¥762
Net trading income	9,889	7,064	8,059	7,970
Net income (loss) from financial assets at fair value through profit or loss	(1,927)	(1,353)	(1,218)	(1,622)
Net investment income	—	4,399	—	—
Impairment charges on financial assets(1)	—	(6,397)	—	(6,380)

Total	¥10,319	¥4,986	¥8,954	¥730

(1)

Impairment charges on debt instruments categorized within Level 3 are nil for the fiscal year ended March 31, 2019. Equity instruments classified as available-for-sale financial assets under IAS 39 at March 31, 2018 are not subject to impairment requirements under IFRS 9 and thus there is no impact on impairment charges for the fiscal year ended March 31, 2019.

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit

The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal year ended March 31, 2019 and reconciliation of changes in the balances were as follows:

For the fiscal year ended March 31, 2019
(In millions)
Balance at beginning of period(1)	¥7,408
Increase due to new trades	2,054
Reduction due to redemption, sales or passage of time	(4,177)

Balance at end of period	¥5,285

(1)

Deferred day one profit or loss is disclosed for the fiscal year ended March 31, 2019, reflecting the adoption of IFRS 9. The SMBC Group did not have any significant deferred day one profit and loss for the fiscal year ended at March 31, 2018.

Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities

The following tables present quantitative information about significant unobservable inputs used in fair value measurement for Level 3 financial assets and liabilities at March 31, 2019 and 2018.

	At March 31, 2019
	Fair value	Valuation technique(s)(1)	Significant unobservable inputs(1)	Range of inputs(1)
	(In millions)
Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥212	Option model	Interest rate to interest rate correlation	53%-100%
Currency derivatives	274	Option model	Foreign exchange volatility	8%-14%
			Interest rate to interest rate correlation	69%-83%
Equity derivatives	4,236	Option model	Equity volatility	22%-81%
			Equity to equity correlation	45%-94%
			Quanto correlation	(28)%-42%
Credit derivatives	5,549	CDO pricing model	Additional withdrawal ratio	47%
		Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	562,136	Monte Carlo Simulation	Equity volatility	10%-42%
		DCF model	Probability of default rate	0%-41%
			Loss given default rate	20%-100%
		Net asset value(3)	—	—
Equity instruments	18,711	Market multiples	Price/Earnings multiple	7.5x-13.4x
			EV/EBITDA multiple	4.8x
			Liquidity discount	0%-20%
		See note (2) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	Market multiples	Price/Book value multiple	0.2x-2.3x
			Price/Earnings multiple	7.9x-31.3x
			EV/EBITDA multiple	6.3x-14.4x
			Liquidity discount	20%
		See note (2) below	—	—
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥9	Option model	Foreign exchange volatility	9%-14%
Credit derivatives	554	Credit Default model	Quanto correlation	20%-30%
Others(4)	(435)	Option model	Equity volatility	29%-44%
			Equity to equity correlation	45%-94%
			Interest rate to interest rate correlation	22%-100%
			Quanto correlation	(28)%-59%
		Credit Default model	Quanto correlation	15%-90%

	At March 31, 2018
	Fair value	Valuation technique(s)(1)	Significant unobservable inputs(1)	Range of inputs(1)
	(In millions)
Financial assets:
Derivative financial instruments:
Currency derivatives	¥14	Option model	Foreign exchange volatility	10%-14%
Equity derivatives	1,880	Option model	Equity volatility	11%-52%
			Equity to equity correlation	45%-94%
Credit derivatives	4,667	CDO pricing model	Additional withdrawal ratio	48%
		Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	10,143	Monte Carlo Simulation	Equity volatility	12%-25%
Equity instruments	18,057	Market multiples	Price/Earnings multiple	8.3x-19.5x
			EV/EBITDA multiple	8.7x
			Liquidity discount	0%-20%
		See note (2) below	—	—
Available-for-sale financial assets:
Debt instruments	154	DCF method	Discount margin	8%
Equity instruments(5)	844,352	Market multiples	Price/Book value multiple	0.3x-2.4x
			Price/Earnings multiple	11.7x-31.4x
			EV/EBITDA multiple	5.4x-16.8x
			Liquidity discount	20%
		Monte Carlo Simulation	Equity volatility	42%-51%
		Net asset value(3)	—	—
		See note (2) below	—	—
Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥14	Option model	Foreign exchange volatility	10%-14%
Credit derivatives	422	Credit Default model	Quanto correlation	20%-30%
Others(4)	833	Option model	Equity volatility	23%-38%
			Equity to equity correlation	45%-94%
			Interest rate to interest rate correlation	31%-100%
		Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)

Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in the table as it is not practical to do so given the nature of such valuation techniques.

(3)	The SMBC Group has determined that the net asset value represents fair values of certain investment funds.
(4)

Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(5)

Equity instruments which are classified as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale in the consolidated statement of financial position.

Impact of Valuation Sensitivity

The fair value of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2019
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)

Financial assets:
Derivative financial instruments:
Interest rate derivatives	¥212	¥2	¥14	¥—	¥—
Currency derivatives	274	14	21	—	—
Equity derivatives	4,236	541	530	—	—
Credit derivatives	5,549	2,008	5,904	—	—
Financial assets at fair value through profit or loss:
Debt instruments	562,136	4,038	11,636	—	—
Equity instruments	18,711	34	34	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	—	—	11,843	10,848

Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥9	¥1	¥1	¥—	¥—
Credit derivatives	554	32	32	—	—
Others(1)	(435)	1,651	2,650	—	—

	At March 31, 2018
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)

Financial assets:
Derivative financial instruments:
Currency derivatives	¥14	¥80	¥1	¥—	¥—
Equity derivatives	1,880	271	310	—	—
Credit derivatives	4,667	4,515	11,765	—	—
Financial assets at fair value through profit or loss:
Debt instruments	10,143	278	—	—	—
Equity instruments	18,057	361	336	—	—
Available-for-sale financial assets:
Debt instruments	154	—	—	4	2
Equity instruments(2)	844,352	—	—	26,835	25,290

Financial liabilities:
Derivative financial instruments:
Currency derivatives	¥14	¥2	¥80	¥—	¥—
Credit derivatives	422	35	35	—	—
Others(1)	833	1,375	3,090	—	—

(1)

Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within Others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(2)

Equity instruments which are classified as available-for-sale financial assets include those at SMFL, which are reclassified as assets held for sale in the consolidated statement of financial position.

Financial Assets and Liabilities Not Carried at Fair Value

The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the SMBC Group’s consolidated statements of financial position at March 31, 2019 and 2018.

		At March 31, 2019
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Cash and deposits with banks	a	¥57,763,441	¥57,766,549	¥56,716,529	¥1,050,020	¥—
Call loans and bills bought:
Call loans	a	2,459,098	2,459,774	—	2,459,774	—
Bills bought	a	6,647	6,645	—	6,645	—
Reverse repurchase agreements and cash collateral on securities borrowed	a	10,345,994	10,345,889	—	10,345,889	—
Investment securities:
Debt instruments at amortized cost	b	318,914	319,871	281,136	38,735	—
Loans and advances	a	90,682,938	93,451,467	—	290,997	93,160,470
Other financial assets	a	3,609,129	3,606,414	—	3,551,947	54,467
Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥89,969,579	¥89,970,579	¥—	¥89,970,579	¥—
Other deposits	c	44,435,073	44,435,139	—	44,435,139	—
Call money and bills sold:
Call money	c	1,307,779	1,307,710	—	1,307,710	—
Bills sold	c	—	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	12,887,249	12,887,249	—	12,887,249	—
Borrowings	c	12,167,858	12,268,394	—	12,244,136	24,258
Debt securities in issue	c	11,171,209	11,304,119	—	11,037,252	266,867
Other financial liabilities	c	5,596,513	5,596,506	—	5,553,389	43,117

		At March 31, 2018
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Cash and deposits with banks	a	¥54,696,069	¥54,708,231	¥53,401,133	¥1,307,098	¥—
Call loans and bills bought:
Call loans	a	1,858,802	1,859,176	—	1,859,176	—
Bills bought	a	23,078	23,051	—	23,051	—
Reverse repurchase agreements and cash collateral on securities borrowed	a	8,491,703	8,491,858	—	8,491,858	—
Investment securities:
Held-to-maturity investments	d	372,459	374,597	374,597	—	—
Loans and advances	a	85,129,070	87,538,646	—	258,673	87,279,973
Other financial assets	a	3,598,642	3,595,216	—	3,429,143	166,073
Financial assets included in assets held for sale	a	3,098,196	3,224,902	3,824	84,058	3,137,020

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥84,121,443	¥84,121,124	¥—	¥84,121,124	¥—
Other deposits	c	44,340,084	44,339,583	—	44,339,583	—
Call money and bills sold:
Call money	c	1,190,929	1,190,936	—	1,190,936	—
Bills sold	c	—	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	12,022,593	12,022,593	—	12,022,593	—
Borrowings	c	10,652,481	10,761,610	—	10,739,893	21,717
Debt securities in issue	c	10,569,117	10,767,745	—	10,587,917	179,828
Other financial liabilities	c	6,691,042	6,691,016	—	6,571,846	119,170
Financial liabilities included in liabilities directly associated with the assets held for sale	c	3,371,556	3,380,139	—	3,380,139	—

Notes:

a.	Note that some of the financial assets in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract at March 31, 2018.
	(i)	The carrying amounts of deposits with banks without maturity and loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial assets with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial assets with a remaining maturity of more than six months: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
b.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract at March 31, 2019 and 2018.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial liabilities with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial liabilities with a remaining maturity of more than six months: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
d.	The fair values of held-to-maturity investments are determined using quoted prices in active markets.